Share-Based Compensation (Details 1) - $ / shares	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Share-Based Compensation [Abstract]
Exercise price per share	$ 40.00	$ 40.00
Number outstanding as of September 30, 2016	12,334	12,334
Weighted Average Remaining Life (Years)	3 years 7 months 13 days	4 years 7 months 13 days
Number Exercisable as of September 30, 2016	12,334
Weighted Average Exercise Price	$ 18.9